TRADE RECEIVABLES, NET (Schedule of Analysis of Past Due but Not Impaired Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Disclosure of provision matrix [line items]
Trade receivables	$ 23,277		$ 27,594
Past due trade receivables with aging of 91-120 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	65		6
Past due trade receivables with aging of 61-90 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	33		15
Past due trade receivables with aging of 31-60 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	25		15
Past due trade receivables with aging of Up to 30 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	469		337
Neither past due nor impaired [Member]
Disclosure of provision matrix [line items]
Trade receivables	22,617		27,215
Past due trade receivables with aging of Over 121 days [Member]
Disclosure of provision matrix [line items]
Trade receivables	$ 68	[1]	$ 6

[1]	$67 thousands of the over 121 days balance is provided for as allowance for doubtful accounts.